Vessels, Net	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Vessels, Net	Vessels, net
At December 31, 2022, the Company owned five WTIVs. A rollforward of activity within vessels is as follows (in thousands):

Balance December 31, 2020	$—
Vessels acquired as part of the Seajacks transaction	554,705
Other additions	—
Depreciation	(10,190)
Balance December 31, 2021	$544,515
Other additions	$1,413
Depreciation	$(24,597)
Balance December 31, 2022	$521,331
Vessels Owned

Vessel Name	Year Built
Seajacks Scylla	2015
Seajacks Zaratan	2012
Seajacks Leviathan	2009
Seajacks Hydra	2014
Seajacks Kraken	2009
Vessels under ConstructionVessels under construction was $111.0 million and $36.1 million as of December 31, 2022 and 2021, respectively, consisting primarily of installments paid to shipyards on our newbuilding contracts with Daewoo Shipbuilding and Marine Engineering for the construction of two next-generation offshore WTIVs. The aggregate contract price is approximately $654.7 million. The vessels are expected to be delivered in the fourth quarter of 2024 and second quarter of 2025.